                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number: _________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Advisors, LLC

Address: 3953 Maple Avenue, Suite 180
         Dallas, Texas 75219


Form 13F File Number: 28-11321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Raymond

Title:   Member

Phone:   (214) 871-8680


Signature, Place, and Date of Signing:

/s/ Robert J. Raymond      Dallas, Texas              May 10, 2012
_______________________    _______________________    _______________________
(Signature)                (City, State)              (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 64

Form 13F Information Table Value Total: $721,205 (thousands)

List of Other Included Managers:

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    Manager #         Manager Name             13F File #

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
Column 1                         Column 2     Column 3  Column 4          Column 5          Column 6  Column 7       Column 8
--------                      -------------- --------- --------- ------------------------- ---------- -------- ---------------------
                                                                                                                  Voting Authority
                                                         Value    Shrs or                  Investment  Other   ---------------------
Name of Issuer                Title of Class   CUSIP   (x $1000)  prn amt  SH/PRN Put/Call Discretion Managers    Sole   Shared None
--------------                -------------- --------- --------- --------- ------ -------- ---------- -------- --------- ------ ----
Apache Corp ................. PFD CONV SER D 037411808    12,268   221,000 SH              SOLE                  221,000
Apache Corp ................. COM            037411105       100     1,000 SH              SOLE                    1,000
Approach Resources Inc ...... COM            03834A103    31,542   854,000 SH              SOLE                  854,000
PUT - AREX 100 @ 30 EXP
04/21/2012 .................. PUT            03834A953        42   130,000 SH     PUT      SOLE                  130,000
PUT - AREX 100 @ 35 EXP
04/21/2012 .................. PUT            03834A953       435   370,000 SH     PUT      SOLE                  370,000
Baker Hughes Inc ............ COM            057224107       147     4,000 SH              SOLE                    4,000
C&J Energy Services Inc ..... COM            12467B304     3,558   200,000 SH              SOLE                  200,000
Callon Pete Co .............. COM            13123X102     5,211   829,000 SH              SOLE                  829,000
Concho Resources Inc ........ COM            20605P101    16,833   165,000 SH              SOLE                  165,000
ConocoPhillips .............. COM            20825C104       112     1,000 SH              SOLE                    1,000
Copano Energy LLC ........... COM UNITS      217202100   130,871 3,666,000 SH              SOLE                3,666,000
CREDO Pete Corp ............. COM PAR
                              $0.10          225439207    18,774 1,837,000 SH              SOLE                1,837,000
Crimson Exploration ........  COM NEW        22662K207       246    59,000 SH              SOLE                   59,000
Crosstex Energy LP .......... COM            22765U102    11,406   667,000 SH              SOLE                  667,000
DCP Midstream Partners LP ... COM UT LTD PTN 23311P100     1,111    24,000 SH              SOLE                   24,000
Devon Energy Corp ........... COM            25179M103       176     2,000 SH              SOLE                    2,000
Eagle Rock Energy
Partners LP ................. UNIT           26985R104    26,102 2,639,000 SH              SOLE                2,639,000
El Paso Pipeline
Partners LP ................. COM UNIT LPI   283702108       813    23,000 SH              SOLE                   23,000
Energy Transfer Equity LP ... COM            29250R106       666    22,000 SH              SOLE                   22,000
Enterprise Products
Partners, LP ................ COM            293792107     2,549    50,000 SH              SOLE                   50,000
EOG Resources Inc ........... COM            26875P101       244     2,000 SH              SOLE                    2,000
EV Energy Partners LP Com
Stock ....................... COM            26926V107    40,552   583,000 SH              SOLE                  583,000
Genesis Energy LP ........... UNIT LTD PARTN 371927104    33,232 1,081,000 SH              SOLE                1,081,000
Golar Lng Partners LP ....... COM UNIT LPI   Y2745C102     3,398    92,000 SH              SOLE                   92,000
Golar Lng Ltd ............... SHS            G9456A100    20,266   533,000 SH              SOLE                  533,000
Gulfport Energy Corp ........ COM NEW        402635304       423    15,000 SH              SOLE                   15,000
Halliburton ................. COM            406216101       165     5,000 SH              SOLE                    5,000
PUT - HGT 100 @ 125 EXP
08/18/2012 .................. PUT            444717952        33   100,000 SH     PUT      SOLE                  100,000
Laredo Petroleum
Holdings Inc ................ COM            516806106     5,112   218,000 SH              SOLE                  218,000
Legacy Reserves LP .......... UNIT LP INT    524707304    21,303   737,000 SH              SOLE                  737,000
Linn Energy LLC ............. UNIT LTD LIAB  536020100    77,809 2,040,000 SH              SOLE                2,040,000
MV Oil Trust ................ TR UNITS       553859109       221     5,000 SH              SOLE                    5,000
National Oil Well Varco
Inc ......................... COM            637071101       238     3,000 SH              SOLE                    3,000
Noble Energy Inc ............ COM            655044105       254     3,000 SH              SOLE                    3,000
NuStar Energy, LP ........... UNIT COM       67058H102     6,280   106,000 SH              SOLE                  106,000

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
Nustar GP Holdings LLC ...... UNIT COM       67059L102       643    19,000 SH              SOLE                   19,000
Oasis Petroleum Inc. ........ COM            674215108     6,797   220,000 SH              SOLE                  220,000
Occidental Pete Corp ........ COM            674599105       295     3,000 SH              SOLE                    3,000
ONEOK Partners LP ........... UNIT LTD PARTN 68268N103     1,481    27,000 SH              SOLE                   27,000
PAA Natural Gas
Storage LP .................. COM UNIT LTD   693139107    23,265 1,224,000 SH              SOLE                1,224,000
Poineer Natural Resources
Company ..................... COM            723787107    14,151   127,000 SH              SOLE                  127,000
Plains All American
Pipeline LP ................. UNIT LTD PARTN 726503105    41,556   530,000 SH              SOLE                  530,000
Proshares TR Ultrashort       PSHS ULSHT
S&P 500 ..................... SP500          74347R883     6,564   435,000 SH              SOLE                  435,000
Prosharses Ultrashort         PSHS SHT
Oil & Gas ................... OIL&GAS        74347R222     8,040   350,000 SH              SOLE                  350,000
Rosetta Resources Inc Com
Stock ....................... COM            777779307        63     1,000 SH              SOLE                    1,000
Sandridge Mississippian
Trust I ..................... UNIT BEN INT   80007T101       407    14,000 SH              SOLE                   14,000
Sandridge Energy Inc Com
Stock ....................... COM            80007P307        54     7,000 SH              SOLE                    7,000
Sandridge Permian Trust ..... COM UNIT BEN
                              INT            80007A102     8,587   368,000 SH              SOLE                  368,000
PUT - SJT 100 @ 12.5 EXP
07/21/2012 .................. PUT            798241955         4    14,000 SH     PUT      SOLE                   14,000
PUT - SJT 100 @ 15 EXP
07/21/2012 .................. PUT            798241955        20   100,000 SH     PUT      SOLE                  100,000
Schlumberger Ltd. ........... COM            806857108       169     2,000 SH              SOLE                    2,000
Sunoco Logistics
Partners LP ................. COM UNITS      86764L108     1,253    33,000 SH              SOLE                   33,000
Superior Energy Services
Inc ......................... COM            868157108     2,636   100,000 SH              SOLE                  100,000
Targa Res Partners, LP ...... COM UNIT       87611X105    25,886   624,000 SH              SOLE                  624,000
Transatlantic Petroleum
Ltd ......................... SHS            G89982105     2,037 1,567,000 SH              SOLE                1,567,000
PUT - UNG 100 @ 14 EXP
01/19/2013 .................. PUT            912318951       635   370,000 SH     PUT      SOLE                  370,000
PUT - UNG 100 @ 14 EXP
10/20/2012 .................. PUT            912318951       617   450,000 SH     PUT      SOLE                  450,000
PUT - UNG 100 @ 15 EXP
01/19/2013 .................. PUT            912318951       594   270,000 SH     PUT      SOLE                  270,000
PUT - UNG 100 @ 15 EXP
10/20/2012 .................. PUT            912318951       661   360,000 SH     PUT      SOLE                  360,000
PUT - UNG 100 @ 16 EXP
01/19/2013 .................. PUT            912318951       583   218,000 SH     PUT      SOLE                  218,000
PUT - UNG 100 @ 16 EXP
10/20/2012 .................. PUT            912318951       639   275,000 SH     PUT      SOLE                  275,000
Weatherford Intl Ltd ........ REG SHS        H27013103       121     8,000 SH              SOLE                    8,000
Western Gas Partners LP ..... COM UNIT LP IN 958254104    45,019   975,000 SH              SOLE                  975,000
Williams Partners LP ........ COM UNIT LP    96950F104    55,936   988,000 SH              SOLE                  988,000